Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	001-35000
Entity Registrant Name	Walker & Dunlop, Inc.
Entity Central Index Key	0001497770
Entity Tax Identification Number	80-0629925
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	7272 Wisconsin Avenue
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	215-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	WD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false